Debt - Schedule of Payments Due Under the Term Loan (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Payments Due Under the Term Loans [Abstract]
December 31, 2026 (remainder of year)	$ 5,593,000
Term Loan payable	5,593,000	$ 5,855,000
Less: Current portion of Term Loan payable	(5,593,000)	(5,855,000)
Total long-term portion of Term Loan payable